Quarterly Financial Information [Text Block]	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information [Text Block]

30. Quarterly Financial Statements (unaudited)

($ in millions)	First quarter	Second quarter	Third quarter	Fourth quarter
2013
Net financing revenue	$640	$628	$737	$774
Other revenue	386	402	371	325

Total net revenue	1,026	1,030	1,108	1,099
Provision for loan losses	131	89	141	140
Total noninterest expense	958	801	762	884

(Loss) income from continuing operations before income tax (benefit) expense	(63)	140	205	75
Income tax (benefit) expense from continuing operations	(123)	40	28	(4)

Net income from continuing operations	60	100	177	79
Income (loss) from discontinued operations, net of tax	1,033	(1,027)	(86)	25

Net income (loss)	$1,093	$(927)	$91	$104

Basic earnings per common share
Net loss from continuing operations	$(105)	$(75)	$(18)	$(270)
Net income (loss)	671	(847)	(82)	(251)
Diluted earnings per common share
Net loss from continuing operations	$(105)	$(75)	$(18)	$(270)
Net income (loss)	671	(847)	(82)	(251)

2012
Net financing revenue	$351	$457	$472	$611
Other revenue	605	714	775	480

Total net revenue	956	1,171	1,247	1,091
Provision for loan losses	98	33	105	93
Total noninterest expense	855	971	845	951

Income from continuing operations before income tax expense (benefit)	3	167	297	47
Income tax expense (benefit) from continuing operations	1	(16)	46	(887)

Net income from continuing operations	2	183	251	934
Income (loss) from discontinued operations, net of tax	308	(1,081)	133	466

Net income (loss)	$310	$(898)	$384	$1,400

Basic earnings per common share
Net (loss) income from continuing operations	$(149)	$(13)	$38	$551
Net income (loss)	82	(825)	137	901
Diluted earnings per common share
Net (loss) income from continuing operations	$(149)	$(13)	$38	$455
Net income (loss)	82	(825)	137	700